FMI International Fund (Prospectus Summary) | FMI International Fund
FMI INTERNATIONAL FUND SUMMARY
Investment Objective:
FMI International Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	FMI International Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FMI International Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		2.16%
Total Annual Fund Operating Expenses		2.91%
Expense Reimbursement	[1]	1.91%
Net Annual Fund Operating Expenses		1.00%
[1]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to ensure that net expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) do not exceed 1.75% of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days prior written notice, but is expected to continue indefinitely. In addition to the reimbursement required under the investment advisory agreement, the investment adviser has agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 1.00% at least through January 31, 2013 .

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FMI International Fund	102	715	1,354	3,075

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal period from December 31, 2010 (commencement of operations) to September 30, 2011, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests mainly in a limited number of large capitalization ( namely,

companies with more than $5 billion market capitalization ) value stocks of foreign companies (also referred to as non-U.S. companies). The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United

States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts ("ADRs")

or American Depositary Shares ("ADSs"). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds ("ETFs") based on an international equity index.

Unlike many international funds, the majority of the Fund's investments will be in companies that have global operations rather than in companies whose business is limited to a particular country or geographic region. Because the Fund's investments will be limited in number and investing in emerging market securities will not be a principal investment strategy , a substantial amount of the Fund's assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks. When determining whether an investment is in emerging market securities,

the Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.

The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:

o A strong, defendable market niche or products and services niche that is difficult to replicate

o A high degree of relative recurring revenue

o Modestly priced products or services

o Attractive return-on-investment economics (namely, where return on investment exceeds a company's cost of capital over a three to five year period)

o Above-average growth or improving profitability prospects

The Fund considers valuation:

o On both an absolute and relative to the market basis

o Utilizing both historical and prospective analysis

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund's adviser will generally sell a portfolio security when the adviser believes:

o The security has achieved its value potential

o Such sale is necessary for portfolio diversification

o Changing fundamentals signal a deteriorating value potential

o Other securities have a better value potential

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

o Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry,

or sector of the market.

o Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.

o Value Investing Risk: The Fund's portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value"

investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

o Foreign Securities Risk: Stocks of non-U.S. companies as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The

U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting,

auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

o Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund's performance may be more volatile when the Fund's investments are less diversified across countries.

o Currency Hedging Risk:  T he Fund may hedge a significant portion of its foreign stock investments against foreign currency changes in an effort to have its returns more closely reflect the market performance of its investments,

rather than the value of the currency. To the extent the Fund hedges portions of its portfolio, its relative performance may differ from that of unhedged portfolios or indices. There is no guarantee the hedges will fully protect against adverse currency movements.

o Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's

Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund. The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance for one year compares to the performance of the Morgan Stanley Capital International

Europe, Australasia and Far East Index ("MSCI EAFE").   For additional

information on this index, please see "Index Descriptions" in the

Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at

http://www.fmifunds.com.

FMI International Fund (Annual total return as of 12/31)

During the one year period shown on the bar chart, the Fund's highest total return for a quarter was 8.78% (quarter ended December 31 , 2011) and the lowest total return for a quarter was -12.16% (quarter ended September 30, 2011).  The inception date of the Fund was December 31, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or

Individual Retirement Accounts ("IRAs").

Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year
FMI International Fund	Return before taxes	(1.77%)	[1]
FMI International Fund After Taxes on Distributions	Return after taxes on distributions	(1.82%)	[1]
FMI International Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(0.91%)	[1]
FMI International Fund MSCI EAFE (Local Currency)	MSCI EAFE (Local Currency) (reflects no deduction for fees, expenses or taxes)	(12.15%)	[1]
FMI International Fund MSCI EAFE (U.S. Dollar)	MSCI EAFE (U.S. Dollar) (reflects no deduction for fees, expenses or taxes)	(12.14%)	[1]
[1]	Inception December 31, 2010.